LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

8.LONG-TERM DEBT

The components of the Company’s outstanding debt obligations consisted of the following (in thousands):

	October 2,2021	December 31, 2020
Term loan	$238,314	$228,147
Less: Unamortized discount and debt issuance costs	(4,113)	(6,651)
Total debt	234,201	221,496
Less: Current portion of long-term debt	(14,234)	(13,042)
Total long-term debt	$219,967	$208,454

Revolving Credit Facility

On December 18, 2018, the Latham Pool Products entered into an agreement (the “Credit Agreement”) with Nomura Corporate Funding Americas, LLC (“Nomura”) that included a revolving line of credit (the “Revolver”) and letters of credit (“Letters of Credit” or collectively with the Revolver, the “Revolving Credit Facility”), as well as a term loan (as described below). The Revolving Credit Facility is available to finance ongoing general corporate and working capital needs with the Revolver of up to $30.0 million. The Revolving Credit Facility matures on December 18, 2023. On April 27, 2021, upon completion of the IPO, the Company used $16.0 million of the net proceeds from the IPO to repay $16.0 million then outstanding on the Revolver.

The Revolving Credit Facility allows for either Eurocurrency borrowings, bearing interest ranging from 4.50% to 4.75%, or base rate borrowings, bearing interest ranging from 3.50% to 3.75% depending on the First Lien Net Leverage Ratio, as defined in the Credit Agreement. A commitment fee accrues on any unused portion of the commitments under the Revolving Credit Facility. The commitment fee is due and payable quarterly in arrears and is equal to the applicable margin times the actual daily amount by which the $30.0 million initial commitment exceeds the sum of the outstanding borrowings under the Revolver and outstanding Letters of Credit obligations. The applicable margin ranges from 0.375% to 0.500% as determined by the Company’s First Lien Net Leverage Ratio as defined in the Credit Agreement.

The Company is required to meet certain financial covenants, including maintaining specific liquidity measurements. There are also negative covenants, including certain restrictions on the Company’s ability to incur additional indebtedness, create liens, make investments, consolidate or merge with other entities, enter into transactions with affiliates and make prepayments. As of October 2, 2021 and December 31, 2020, the Company was in compliance with all financial-related covenants related to the Credit Agreement. There were no amounts outstanding as of both October 2, 2021 and December 31, 2020, on the Revolving Credit Facility or Letters of Credit.

Term Loan Facility

On December 18, 2018, in connection with the Acquisition, the Company entered into the Credit Agreement with Nomura to borrow $215.0 million (the “Original Term Loan”). The Company incurred debt issuance costs of $11.5 million related to the transaction.

The Original Term Loan was amended on May 29, 2019, to provide additional borrowings of $23.0 million at a discount of $0.7 million (the “First Amendment”) to fund the Narellan Acquisition. Any portion of the First Amendment not used to fund the Narellan Acquisition was required to be applied to repay the First Amendment in an aggregate amount equal to such portion of the First Amendment, without any premium or penalty.

On August 6, 2020, the Company entered into a Form of Affiliated Lender Assignment and Assumption with Nomura (the “Assignment”). Under the Assignment, the Company repaid $5.0 million of the outstanding principal balance.

On October 14, 2020, the Company entered into a subsequent amendment under the Original Term Loan with Nomura to borrow an additional $20.0 million (the “Second Amendment” and collectively with the Original Term Loan and the First Amendment, the “Term Loan”). The Company accounted for the borrowings under the Second Amendment as new debt and recorded $0.1 million of third-party costs as a direct reduction to the carrying amount of long-term debt on the condensed consolidated balance sheet. There were no financing costs incurred with the Second Amendment. The Term Loan has a maturity date of June 18, 2025. Interest and principal payments are due quarterly.

On January 25, 2021, the Company entered into a subsequent amendment to the Term Loan with Nomura to borrow an additional $175.0 million (the “Third Amendment” and collectively with the “Term Loan,” the “Amended Term Loan”). In connection with the Third Amendment, the Company is required to repay the outstanding principal balance of the Amended Term Loan in fixed quarterly payments of $5.8 million, commencing March 31, 2021. The amendment did not change the maturity date of the Term Loan and the Amended Term Loan bears interest under the same terms as the Term Loan. The Company accounted for $165.0 million of the borrowings under the Third Amendment as new debt and $10.0 million of the borrowings under the Third Amendment as a debt modification. The Company recorded an aggregate of $1.2 million of debt issuance costs as a direct reduction to the carrying amount of long-term debt on the condensed consolidated balance sheet. During the fiscal quarter ended July 3, 2021, in accordance with the terms of the Amended Term Loan, the Company elected to change the terms of the prepayment schedule from an inverse application to a pro rata application and as a result the Company is required to repay the outstanding principal balance of the Amended Term Loan in fixed quarterly payments of $3.6 million, commencing June 30, 2021.

The Amended Term Loan allowed for the $175.0 million of proceeds to be distributed to common stockholders. On February 2, 2021, the Company used the proceeds of the Amended Term Loan to repurchase and retire treasury stock of $64.9 million and to pay a dividend to Class A unitholders of $110.0 million.

On April 27, 2021, upon completion of the IPO, the Company used $152.7 million of the net proceeds from the IPO to repay $152.7 million of the Amended Term Loan.

The Term Loan bears interest at (1) a base rate equal to the highest of (i) the Federal Funds Rate plus 1∕2 of 1%, (ii) the “prime rate” published in the Money Rates section of the Wall Street Journal and (iii) LIBOR (2) plus a Loan Margin of (i) 6.00% for Eurocurrency Rate Loans and (ii) 5.00% for Base Rate Loans, as defined in the Credit Agreement. Principal payments under the First Amendment were calculated as 0.629% of the outstanding principal balance. Outstanding borrowings as of October 2, 2021 and December 31, 2020 were $234.2 million and $221.5 million, respectively, net of discount and debt issuance costs of $4.1 million and $6.7 million, respectively. In connection with the Term Loan, the Company is subject to various financial reporting, financial and other covenants, including maintaining specific liquidity measurements.

As of October 2, 2021, the unamortized debt issuance costs and discount on the Term Loan were $2.9 million and $1.2 million, respectively. As of December 31, 2020, the unamortized debt issuance costs and discount on the Term Loan were $6.3 million and $0.4 million, respectively. The effective interest rate was 7.24% at October 2, 2021.

Interest rate risk associated with the Company’s Credit Agreement is managed through an interest rate swap which the Company executed on April 30, 2020. The swap has an effective date of May 18, 2020 and a termination date of May 18, 2023. Under the terms of the swap, the Company fixed its LIBOR borrowing rate at 0.442% on a notional amount of $200.0 million. The interest rate swap is not designated as a hedging instrument for accounting purposes (see Note 2 and Note 5).

Principal payments due on the outstanding debt in the next five fiscal years, excluding any potential payments based on excess cash flow levels, are as follows (in thousands):

Year Ended	Term Loan Facility
Remainder of fiscal 2021	$3,558
2022	14,234
2023	14,234
2024	14,234
2025	192,054
$238,314

The obligations under the Credit Agreement are guaranteed by certain wholly owned subsidiaries (the “Guarantors”) of the Company as defined in the security agreement. The obligations under the Credit Agreement are secured by substantially all of the Guarantors’ tangible and intangible assets, including their accounts receivables, equipment, intellectual property, inventory, cash and cash equivalents, deposit accounts and security accounts. The Credit Agreement also restricts payments and other distributions unless certain conditions are met, which could restrict the Company’s ability to pay dividends.

9.LONG-TERM DEBT

The components of the Company’s outstanding debt obligations consisted of the following (in thousands):

	December 31,
	2019	2020
Term loan	$232,191	$228,147
Less: Unamortized discount and debt issuance costs	(8,968)	(6,651)
Total debt	223,223	221,496
Less: Current portion of long-term debt	(6,891)	(13,042)
Total long-term debt	$216,332	$208,454

Revolving Credit Facility

On December 18, 2018, the Latham Pool Products entered into an agreement (the “Credit Agreement”) with Nomura Corporate Funding Americas, LLC (“Nomura”) that included a revolving line of credit (the “Revolver”) and letters of credit (“Letters of Credit” or collectively with the Revolver, the “Revolving Credit Facility”), as well as a term loan (as described below). The Revolving Credit Facility was utilized to finance ongoing general corporate and working capital needs with the Revolver of up to $30.0 million. The Revolving Credit Facility matures on December 18, 2023.

The Revolving Credit Facility allows for either Eurocurrency borrowings, bearing interest ranging from 4.50% to 4.75%, or base rate borrowings, bearing interest ranging from 3.50% to 3.75% depending on the First Lien Net Leverage Ratio, as defined in the Credit Agreement. A commitment fee accrues on any unused portion of the commitments under the Revolving Credit Facility. The commitment fee is due and payable quarterly in arrears and is equal to the applicable margin times the actual daily amount by which the $30.0 million initial commitment exceeds the sum of the outstanding borrowings under the Revolver and outstanding Letters of Credit obligations. The applicable margin ranges from 0.375% to 0.500% as determined by the Company’s First Lien Net Leverage Ratio as defined in the Credit Agreement.

The Company is required to meet certain financial covenants, including maintaining specific liquidity measurements. There are also negative covenants, including certain restrictions on the Company’s ability to incur additional indebtedness, create liens, make investments, consolidate or merge with other entities, enter into transactions with affiliates and make prepayments. As of December 31, 2019 and 2020, the Company was in compliance with all financial-related covenants related to the Credit Agreement. There were no amounts outstanding as of December 31, 2019 and 2020 on the Revolving Credit Facility or Letters of Credit.

Term Loan Facility

On December 18, 2018, in connection with the Acquisition, the Company entered into the Credit Agreement with Nomura to borrow $215.0 million (the “Original Term Loan”). The Company incurred debt issuance costs of $11.5 million related to the transaction.

The Original Term Loan was amended on May 29, 2019, to provide additional borrowings of $23.0 million at a discount of $0.7 million (the “First Amendment”) to fund the Company’s acquisition of Narellan (see Note 3). Any portion of the First Amendment not used to fund the acquisition of Narellan was required to be applied to repay the First Amendment in an aggregate amount equal to such portion of the First Amendment, without any premium or penalty.

On August 6, 2020, the Company entered into a Form of Affiliated Lender Assignment and Assumption with Nomura (the “Assignment”). Under the Assignment, the Company repaid $4.975 million of the outstanding principal balance, which was accepted as full repayment of $5.0 million of the outstanding principal balance. The Company treated the $25.0 thousand as a gain on extinguishment of debt and recorded it within interest expense, net in its consolidated statements of operations during the year ended December 31, 2020.

On October 14, 2020, the Company entered into a subsequent amendment under the Original Term Loan with Nomura to borrow an additional $20.0 million (the “Second Amendment” and collectively with the Original Term Loan and the First Amendment, the “Term Loan”). The Company accounted for the borrowings under the Second Amendment as new debt and recorded $0.1 million of third party costs as a direct reduction to the carrying amount of long-term debt on the consolidated balance sheet. There were no financing costs incurred with the Second Amendment. The Term Loan has a maturity date of June 18, 2025. Interest and principal payments are due quarterly.

The Term Loan bears interest at (1) a base rate equal to the highest of (i) the Federal Funds Rate plus 1∕2 of 1%, (ii) the “prime rate” published in the Money Rates section of the Wall Street Journal and (iii) LIBOR plus 1.00% (2) plus a Loan Margin of (i) 6.00% for Eurocurrency Rate Loans and (ii) 5.00% for Base Rate Loans, as defined in the Credit Agreement. Principal payments under the First Amendment were calculated as 0.629% of the outstanding principal balance. In connection with the Second Amendment, the Company is required to repay the outstanding principal balance of the Term Loan in fixed quarterly payments of $3.3 million, commencing March 31, 2021. The Company was required to make a $1.6 million principal payment for the partial period of October 14, 2020 through December 31, 2020. Outstanding borrowings at December 31, 2019 and 2020 were $223.2 million and $221.5 million, respectively, net of discount and debt issuance costs of $9.0 million and $6.7 million, respectively. In connection with the Term Loan, the Company is subject to various financial reporting, financial and other covenants, including maintaining specific liquidity measurements.

Under the Term Loan, the Company is required to make mandatory prepayments based on the Company’s excess cash flow for the year, as follows (as a percentage of the Company’s excess cash flow for the year):

Mandatory
Prepayment
Leverage Ratio	Percentage
> 3.50:1.00	90%
> 3.00:1.00 and ≤ 3.50:1.00	75%
> 2.50:1.00 and ≤ 3.00:1.00	50%
> 2.00:1.00 and ≤ 2.50:1.00	25%
≤ 2.00:1.00	0%

Leverage Ratio in the table above is defined as of any date of determination, the ratio of the aggregate principal amount of indebtedness at such date to consolidated earnings before interest, taxes, depreciation and amortization.

As of December 31, 2019, the estimated mandatory prepayment to be paid was $0.9 million. There was no estimated mandatory prepayment to be paid as of December 31, 2020. As of December 31, 2020, the current portion of principal due on the Term Loan was $13.0 million, and this amount is shown as a current liability in current maturities of long-term debt on the consolidated balance sheets. There are also negative covenants, including, but not limited to, certain restrictions on the Company’s ability to incur additional indebtedness, create liens, make investments, consolidate or merge with other entities, enter into transactions with affiliates and make prepayments. As of December 31, 2019 and 2020, the Company was in compliance with all financial-related covenants related to the Term Loan.

As of December 31, 2019, the unamortized debt issuance costs and discount on the Term Loan were $8.4 million and $0.5 million, respectively. As of December 31, 2020, the unamortized debt issuance costs and discount on the Term Loan were $6.3 million and $0.4 million, respectively. The effective interest rate was 10.47% and 8.03% for the years ended December 31, 2019 and 2020, respectively.

Interest rate risk associated with the Company’s Credit Agreement is managed through an interest rate swap which the Company executed on April 30, 2020. The swap has an effective date of May 18, 2020 and a termination date of May 18, 2023. Under the terms of the swap, the Company fixed its LIBOR borrowing rate at 0.442% on a notional amount of $200.0 million. The interest rate swap is not designated as a hedging instrument for accounting purposes (see Note 2 and Note 5).

The Company recorded interest expense associated with the Revolving Credit Facility, Second Amendment and interest rate swap, as follows (in thousands):

	Year Ended
	December 31,
	2019	2020
Cash interest expense	$19,488	$15,625
Amortization of debt issuance costs	2,968	2,179
Amortization of original issue discount	183	138
Interest rate swap	—	334
Gain on extinguishment of debt	—	(25)
Total interest expense	$22,639	$18,251

Principal payments due on the outstanding debt in the next five fiscal years, excluding any potential payments based on excess cash flow levels, are as follows (in thousands):

Term Loan
Year Ended	Facility
2021	$13,042
2022	13,042
2023	13,042
2024	13,042
2025	175,979
$228,147

The obligations under the Credit Agreement are guaranteed by certain wholly owned subsidiaries (the “Guarantors”) of the Company as defined in the security agreement. The obligations under the Credit Agreement are secured by substantially all of the Guarantors’ tangible and intangible assets, including their accounts receivables, equipment, intellectual property, inventory, cash and cash equivalents, deposit accounts and security accounts. The Credit Agreement also restricts payments and other distributions unless certain conditions are met, which could restrict the Company’s ability to pay dividends.